Note 15 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2024	$ 1,037,731
2025	671,396
2026	388,273
2027	214,211
2028	198,783
2029 and thereafter	315,556
Total	$ 2,825,950